Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
Summary of Changes in Projected Benefit Obligation, Plan Assets, Funded Status, Amounts Recognized in Consolidated Balance Sheet and Accumulated Other Comprehensive Income (Loss)
The following table summarizes the changes in benefit obligations and plan assets for the years ended December 31, and the funded status and amounts recognized in the Consolidated Balance Sheet at December 31 for the retirement plans:

	Pension Plans		Postretirement Welfare Plans
(Dollars in Millions)	2022	2021	2022	2021

Change In Projected Benefit Obligation (a)
Benefit obligation at beginning of measurement period	$8,030	$7,805	$34	$38
Service cost	280	265	–	–
Interest cost	248	219	1	1
Participants’ contributions	–	–	3	4
Plan amendments	2	–	–	–
Actuarial (gain) loss	(2,250)	(4)	(6)	(2)
Lump sum settlements	(76)	(71)	–	–
Benefit payments	(195)	(184)	(8)	(7)
Acquisitions (divestitures)	578	–	27	–
Benefit obligation at end of measurement period (b)	$6,617	$8,030	$51	$34
Change In Fair Value Of Plan Assets
Fair value at beginning of measurement period	$8,113	$7,498	$–	$–
Actual return on plan assets	(1,245)	844	(1)	–
Employer contributions	28	26	5	3
Participants’ contributions	–	–	4	4
Lump sum settlements	(76)	(71)	–	–
Benefit payments	(195)	(184)	(8)	(7)
Acquisitions (divestitures)	750	–	42	–
Fair value at end of measurement period	$7,375	$8,113	$42	$–
Funded (Unfunded) Status	$758	$83	$(9)	$(34)
Components Of The Consolidated Balance Sheet
Noncurrent benefit asset	$1,286	$776	$15	$–
Current benefit liability	(25)	(26)	(4)	(5)
Noncurrent benefit liability	(503)	(667)	(20)	(29)
Recognized amount	$758	$83	$(9)	$(34)
Accumulated Other Comprehensive Income (Loss), Pretax
Net actuarial (loss) gain	$(1,326)	$(1,989)	$57	$58
Net prior service credit (cost)	12	16	5	8
Recognized amount	$(1,314)	$(1,973)	$62	$66
(a)
The decrease in the projected benefit obligation for 2022 was primarily due to a higher discount rate partially offset by the acquired MU
B
benefit obligations, and the increase for 2021 was primarily due to demographic experience partially offset by a higher discount rate.

(b)	At December 31, 2022 and 2021, the accumulated benefit obligation for all pension plans was $5.0 billion and $7.3 billion, respectively.

Pension Plans with Benefit Obligations in Excess of Plan Assets
The following table provides information for pension plans with benefit obligations in excess of plan assets at December 31:

	Pension Plans		Postretirement Welfare Plans
(Dollars in Millions)	2022	2021	2022	2021

Plans with Projected Benefit Obligations in Excess of Plan Assets
Projected benefit obligation	$528	$692	$–	$–
Fair value of plan assets	–	–	–	–
Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Accumulated benefit obligation	$487	$631	$24	$34
Fair value of plan assets	–	–	–	–

Components of Net Periodic Benefit Cost and Other Amounts Recognized in Accumulated Other Comprehensive Income (Loss)
The following table sets forth the components of net periodic benefit cost and other amounts recognized in accumulated other comprehensive income (loss) for the years ended December 31 for the retirement plans:

	Pension Plans			Postretirement Welfare Plans
(Dollars in Millions)	2022	2021	2020	2022	2021	2020

Components Of Net Periodic Benefit Cost
Service cost	$280	$265	$235	$–	$–	$–
Interest cost	248	219	235	1	1	1
Expected return on plan assets	(481)	(450)	(403)	–	–	(3)
Prior service cost (credit) amortization	(2)	(2)	–	(3)	(3)	(3)
Actuarial loss (gain) amortization	140	169	134	(7)	(7)	(6)
Net periodic benefit cost	$185	$201	$201	$(9)	$(9)	$(11)
Other Changes In Plan Assets And Benefit Obligations
Recognized In Other Comprehensive Income (Loss)
Net actuarial gain (loss) arising during the year	$523	$398	$(420)	$5	$2	$1
Net actuarial loss (gain) amortized during the year	140	169	134	(7)	(7)	(6)
Net prior service (cost) credit arising during the year	(2)	–	18	–	–	–
Net prior service cost (credit) amortized during the year	(2)	(2)	–	(3)	(3)	(3)
Total recognized in other comprehensive income (loss)	$659	$565	$(268)	$(5)	$(8)	$(8)
Total recognized in net periodic benefit cost and other comprehensive income (loss)	$474	$364	$(469)	$4	$1	$3

Weighted Average Assumptions to Determine Projected Benefit Obligations
The following table sets forth weighted average assumptions used to determine the projected benefit obligations at December 31:

	Pension Plans		Postretirement Welfare Plans
(Dollars in Millions)	2022	2021	2022	2021
Discount rate	5.55%	3.00%	5.43%	2.37%
Cash balance interest crediting rate	3.36	3.00	*	*
Rate of compensation increase (a)	4.13	3.56	*	*
Health care cost trend rate (b)
Prior to age 65			6.50%	5.75%
After age 65			6.50%	5.75%
(a)	Determined on an active liability-weighted basis.
(b)
The 2022
pre-65
and
post-65
rates are both assumed to decrease gradually to 5.00 percent by 2029 and remain at this level thereafter, and the 2021 pre-65
and
post-65
rates were both assumed to decrease gradually to 5.00 percent by 2025 and remain at this level thereafter.

*	Not applicable

Weighted Average Assumptions Used to Determine Net Periodic Benefit Cost
The following table sets forth weighted average assumptions used to determine net periodic benefit cost for the years ended December 31:

	Pension Plans			Postretirement Welfare Plans
(Dollars in Millions)	2022	2021	2020	2022	2021	2020
Discount rate	3.00%	2.75%	3.40%	2.37%	2.37%	2.80%
Cash balance interest crediting rate	3.00	3.00	3.00	*	*	*
Expected return on plan assets (a)	6.50	6.50	7.25	6.50	*	3.50
Rate of compensation increase (b)	3.56	3.56	3.56	*	*	*
Health care cost trend rate (c)
Prior to age 65				5.75%	5.75%	6.25%
After age 65				5.75	5.75	6.25
(a)
With the help of an independent pension consultant, the Company considers several sources when developing its expected long-term rates of return on plan assets assumptions, including, but not limited to, past returns and estimates of future returns given the plans’ asset allocation, economic conditions, and peer group LTROR information. The Company determines its expected long-term rates of return reflecting current economic conditions and plan assets.

(b)	Determined on an active liability weighted basis.
(c)	The 2022, 2021 and 2020 pre-65 and post-65 rates were both assumed to decrease gradually to 5.00 percent by 2025 and remain at that level thereafter.
*	Not applicable

Summary of Plan Investment Assets Measured at Fair Value
The following table summarizes plan investment assets measured at fair value at December 31:

	Qualified Pension Plans								Postretirement Welfare Plans
	2022				2021				2022
(Dollars in Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$202	$–	$–	$202	$43	$–	$–	$43	$7	$–	$–	$7
Debt securities	961	855	–	1,816	1,022	1,096	–	2,118	5	4	–	9
Mutual funds
Debt securities	–	382	–	382	–	409	–	409	–	2	–	2
Emerging markets equity securities	–	156	–	156	–	188	–	188	–	1	–	1
Other	–	–	6	6	–	–	4	4	–	–	–	–
	$1,163	$1,393	$6	2,562	$1,065	$1,693	$4	2,762	$12	$7	$–	19
Plan investment assets not classified in fair value hierarchy (a) :
Collective investment funds
Domestic equity securities				1,494				1,958				7
Mid-small cap equity securities (b)				313				433				2
International equity securities				620				867				3
Domestic real estate securities				907				829				4
Hedge funds (c)				451				450				2
Private equity funds (d)				1,028				814				5
Total plan investment assets at fair value				$7,375				$8,113				$42
(a)	These investments are valued based on net asset value per share as a practical expedient; fair values are provided to reconcile to total investment assets of the plans at fair value.
(b)	At December 31, 2022 and 2021, securities included $315 million and $433 million in domestic equities, respectively.
(c)	This category consists of several investment strategies diversified across several hedge fund managers.
(d)	This category consists of several investment strategies diversified across several private equity fund managers.

Summarizes the Changes for Qualified Pension Plan Assets Measured at Fair Value Using Significant Unobservable Inputs (Level 3)
The following table summarizes the changes in fair value for qualified pension plans investment assets measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31:

	2022	2021	2020
(Dollars in Millions)	Other	Other	Other
Balance at beginning of period	$4	$6	$3
Unrealized gains (losses) relating to assets still held at end of year	2	(2)	3
Purchases, sales, and settlements, net	–	–	–
Balance at end of period	$6	$4	$6

Expected Future Benefit Payments
The following benefit payments are expected to be paid from the retirement plans for the years ended December 31:

(Dollars in Millions)	Pension Plans	Postretirement Welfare Plans (a)
2023	$337	$5
2024	332	5
2025	387	5
2026	394	5
2027	409	5
2028-2032	2,359	19
(a)	Net of expected retiree contributions.